Investments and Interests in Other Entities - Summary of Investment and Interests in Other Entities (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Investments [line items]
Investments and interests in other entities, beginning balance	R$ 12,654	R$ 45,774	R$ 32,165
Capital contributions			5,420
Cash paid / payable to selling shareholders			4,000
Advances for future capital increase			5,300
Share of profit (loss) of equity-accounted investees	(792)	(462)	(1,111)
Amortization of identified fair value		(243)
Consolidation on the acquisition of control		(32,415)
Investments and interests in other entities, ending balance	11,862	12,654	45,774
WPensar S.A.[member]
Disclosure Of Investments [line items]
Investments and interests in other entities, beginning balance	3,334	3,555	4,192
Share of profit (loss) of equity-accounted investees	(97)	22	(637)
Amortization of identified fair value		(243)
Investments and interests in other entities, ending balance	3,237	3,334	3,555
Geekie Desenvolvimento de Softwares S.A.[member]
Disclosure Of Investments [line items]
Investments and interests in other entities, beginning balance	9,320	9,420
Capital contributions			5,420
Cash paid / payable to selling shareholders			4,000
Share of profit (loss) of equity-accounted investees	(695)	(100)
Investments and interests in other entities, ending balance	R$ 8,625	9,320	9,420
International School Servicos de Ensino, Treinamento e Editoracao, Franqueadora S.A. [member]
Disclosure Of Investments [line items]
Investments and interests in other entities, beginning balance		32,799	27,973
Advances for future capital increase			5,300
Share of profit (loss) of equity-accounted investees		(384)	(474)
Consolidation on the acquisition of control		R$ (32,415)
Investments and interests in other entities, ending balance			R$ 32,799